ACQUISITIONS AND DISPOSALS (Schedule of Actual Results from Acquisition Date) (Details) - CHS [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2015 CNY (¥)
Business Acquisition [Line Items]
Net revenues	¥ 18,739
Net loss	¥ (39,628)